TRADE PAYABLES	12 Months Ended
Dec. 31, 2022
Trade Payables
TRADE PAYABLES

26.	TRADE PAYABLES

	2022	2021

Trade payables	165.8	209.2
Related parties (Note 31)	343.6	407.9
Non-current	509.4	617.1

Trade payables	23,498.1	23,867.2
Related parties (Note 31)	830.4	1,210.7
Current	24,328.5	25,077.9

Total	24,837.9	25,695.0

The Company recognizes its third party and related party vendor obligations in trade payables line. As mentioned in note 3 (u) – Summary of significant accounting policies, Trade Payables, when relevant, vendor trade payables are adjusted at present value.

Therefore, the present value adjustment recorded for trade payables, at December 31, 2022 is R$367 million (R$239 million at December 31, 2021).

The controlled companies in Argentina, Chile, Paraguay and Panama have transactions with discounted trade bills with endorsement (trade payables securitization) with vendors in the amount of R$219.3 million at December 31, 2022 (R$370.0 million at December 31, 2021). In general, the abovementioned discounted trade bills transactions occur by legal impositions existing in these jurisdictions. These transactions maintain commercial characteristics since there are no changes in previously established conditions and its vendor’s choice to carry out the anticipation of its trade receivables with the Company.